Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period	[1]	€ 1,300		€ 0
Right-of-use assets at end of period	[1]	1,198		1,300
Right-of-use assets		1,198	[1]	0	[1]	€ 1,198	[1]	€ 1,300	[1]	€ 1,431	€ 0	[1]
Current and non-current lease liabilities						1,163		1,248
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period				1,431
Right-of-use assets				1,431							1,431
Current and non-current lease liabilities											1,346
Increase (decrease) in provisions and other liabilities current and noncurrent											73
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		1,583		1,439
Acquisitions and other increases		340		157
Disposals and other decreases		(121)		(31)
Currency translation differences		(85)		18
Changes in scope of consolidation		15
Transfers		(21)
Right-of-use assets at end of period		1,711		1,583
Right-of-use assets		1,711		1,583		1,711		1,583			1,439
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		(283)		(8)
Disposals and other decreases		44		7
Currency translation differences		22
Transfers		3
Depreciation and amortization expense		(299)		(282)
Right-of-use assets at end of period		(513)		(283)
Changes in scope of consolidation		31
Right-of-use assets		€ (513)		€ (283)		€ (513)		€ (283)			€ (8)

[1]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019.